ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of subsidiaries

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation	% of Ownership	Principal Activities
Visionary Holdings Inc. (formerly known as “Visionary Education Technology Holdings Group Inc.”) (“Visionary Group” or the “Company”)	August 20, 2013	Richmond Hill, Ontario	Parent	Holding company and rental business
Visionary Education Service and Management Inc. (“VESM”)	August 20, 2013	Richmond Hill, Ontario	100%	Real estate development
Farvision Career Education Group Inc “Formerly known as Farvision Education Group Inc.” (“Farvision Education”)	May 14, 2020	Toronto, Ontario	100%	Education services
NeoCanaan Investment Corporation (“NeoCanaan Investment”)	May 26, 2020	Richmond Hill, Ontario	100%	Rental business
Canada Animation Industry Group Inc. (“Animation Group”)	October 8, 2020	Richmond Hill, Ontario	100% by NeoCanaan Investment	Rental business
Toronto ESchool Ltd. (“Toronto ESchool”)	November 15, 2017	Toronto, Ontario	70% by Farvision Education	Online high school education
Maple Toronto Art Academy Inc. (“Art Academy”)	July 27, 2020	Toronto, Ontario	80% by Farvision Education	Arts and high school education
7621531 Canada Inc. (“Conbridge College”)	September 1, 2021	Toronto, Ontario	80% by Farvision Education	Career college education
Max the Mutt Animation Inc. (“MTM Animation”)	February 28, 2022	Toronto, Ontario	80% by Farvision Education	Animation education

13995291 Canada Inc. (“13995291”)	April 28, 2022	Toronto, Ontario	100%	Rental business
Bethune Great Health Investment Management Inc. (“Bethune”)	December 15, 2023	Toronto, Ontario	100%	Property investment
Shanghai Yuanjian Trillion Commercial Group Co., Ltd. (“Shanghai Yuanjian”)	October 31, 2023	Shanghai, China	100%	Dormant
Shanghai Airong Hundred Billion Technology Development Group Co., Ltd.	October 31, 2023	Shanghai, China	80% by Shanghai Yuanjian	Dormant
Shanghai Yulankang Health Technology Group Co., Ltd. (“Shanghai Yulankang”)	October 31, 2023	Shanghai, China	56% by Shanghai Yuanjian	Dormant
Shanghai Yuanjian Shulian Education Technology Co., Ltd.	March 13, 2024	Shanghai, China	70% by Shanghai Yuanjian	Dormant
Shanghai Yuanjian Cailai Consulting Management Co., Ltd.	March 18, 2024	Shanghai, China	80% by Shanghai Yuanjian	Dormant
Changle Shuang (Guangzhou) Health Industry Investment Co., Ltd.	February 29, 2024	Guangdong, China	51% by Shanghai Yuanjian	Dormant
Yulankang (Huai'an) Health Management Co., Ltd.	October 31, 2023	Jiangsu, China	80% by Shanghai Yulankang	Dormant
Visionary Asia SDN. BHD	December 1, 2023	Kuala Lumpur, Malaysia	100%	Dormant
Visionary International SDN. BHD	December 1, 2023	Kuala Lumpur, Malaysia	100%	Dormant
Visionary Biotechnology Group Inc.	March 11, 2024	Toronto, Ontario	55%	Dormant

Schedule of entities divested from the company

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation	% of Ownership	Principal Activities
Farvision Digital Technology Group Inc. (“Farvision Digital”)	July 20, 2010	Scarborough, Ontario	100% by NeoCanaan Investment	Construction
9651837 Canada Inc. (“Lowell Academy”)	June 12, 2021	Toronto, Ontario	70% by Farvision Education	High school education